Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 296,000.00
Previously Paid Amount	0.00
Total Fee Amount	25.75
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 25.75
Narrative - Max Aggregate Offering Price	$ 296,000.00
Final Prospectus	true